Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	Invesco Actively Managed Exchange-Traded Fund Trust
Entity Central Index Key	0001418144
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2024
Document Effective Date	Feb. 28, 2024
Prospectus Date	Feb. 28, 2024
Invesco AAA CLO Floating Rate Note ETF | Invesco AAA CLO Floating Rate Note ETF
Prospectus:
Trading Symbol	ICLO
Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF
Prospectus:
Trading Symbol	PSR
Invesco High Yield Bond Factor ETF | Invesco High Yield Bond Factor ETF
Prospectus:
Trading Symbol	IHYF
Invesco High Yield Select ETF | Invesco High Yield Select ETF
Prospectus:
Trading Symbol	HIYS
Invesco Municipal Strategic Income ETF | Invesco Municipal Strategic Income ETF
Prospectus:
Trading Symbol	IMSI
Invesco S&P 500 Downside Hedged ETF | Invesco S&P 500 Downside Hedged ETF
Prospectus:
Trading Symbol	PHDG
Invesco Short Duration Bond ETF | Invesco Short Duration Bond ETF
Prospectus:
Trading Symbol	ISDB
Invesco Total Return Bond ETF | Invesco Total Return Bond ETF
Prospectus:
Trading Symbol	GTO
Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF
Prospectus:
Trading Symbol	GSY
Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF
Prospectus:
Trading Symbol	VRIG
Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF
Prospectus:
Trading Symbol	IVRA